Note 9 - Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Table Text Block [Abstract]
Schedule of Foreign Exchange Contracts, Statement of Financial Position

As of March 31, 2026 and December 31, 2025, we recorded the following balances for the fair value of the foreign currency forward contracts (in millions):

	March 31,	December 31,
Balance sheet line item:	2026	2025
Other current assets	$0.4	$1.1
Other current liabilities	(1.3)	(0.8)

As of December 31, 2025 and 2024, we recorded the following balances for the fair value of the contracts (in millions):

	December 31,
Balance sheet line item:	2025	2024
Other current assets	$1.1	$—
Other non-current assets	—	—
Current derivative liabilities	(0.8)	(2.4)
Non-current derivative liabilities	—	(0.4)

Schedule of Notional Amounts of Outstanding Derivative Positions

The following tables summarize the quantities of metals committed under forward metals contracts at March 31, 2026 and December 31, 2025 and designated and accounted for as cash flow hedges:

March 31, 2026	Pounds under contract (in 000's)		Average price per pound
	Zinc	Lead	Zinc	Lead
	(pounds)	(pounds)	(pounds)	(pounds)
Contracts on provisional sales
2026 settlements	13,173	15,653	$1.33	$1.04
Contracts on forecasted sales
2026 settlements	40,234	24,912	$1.32	$1.00
2027 settlements	45,636	—	$1.40	$—

December 31, 2025	Pounds under contract (in 000's)		Average price per ounce/pound
	Zinc	Lead	Zinc	Lead
	(pounds)	(pounds)	(pounds)	(pounds)
Contracts on provisional sales
2026 settlements	18,850	13,117	$1.37	$1.05
Contracts on forecasted sales
2026 settlements	53,407	42,108	1.33	1.02
2027 settlements	23,810	—	1.36	N/A
The following table summarize the quantities of silver and gold ounces committed under collars at March 31, 2026.

Settlement Period	Ounces under contract (in 000's)		Average strike price per silver ounce		Average strike price per gold ounce
	Silver (ounces)	Gold (ounces)	Minimum ($)	Maximum ($)	Minimum ($)	Maximum ($)
Contracts on provisional sales
2026 settlements	400	1	48.67	75.71	5,125.00	5,425.00
Contracts on forecasted sales
2026 settlements	350	—	35.33	58.25	—	—
The following table summarizes the quantities of metals for which we have entered into put contracts and the strike price as of March 31, 2026:

Settlement Period	Production Protected (in 000's)	Strike price per ounce
	Silver (ounces)	($)
Contracts on forecasted sales
2026 settlements	10,000	50.00

The following tables summarize the quantities of metals committed under forward sales contracts at December 31, 2025 and 2024:

December 31, 2025	Pounds under contract (in 000's)		Average price per pound
	Zinc	Lead	Zinc	Lead
	(pounds)	(pounds)	(pounds)	(pounds)
Contracts on provisional sales
2026 settlements	18,850	13,117	$1.37	$1.05
Contracts on forecasted sales
2026 settlements	53,407	42,108	$1.33	$1.02
2027 settlements	23,810	—	$1.36	N/A

December 31, 2024	Ounces/pounds under contract (in 000's)				Average price per ounce/pound
	Silver	Gold	Zinc	Lead	Silver	Gold	Zinc	Lead
	(ounces)	(ounces)	(pounds)	(pounds)	(ounces)	(ounces)	(pounds)	(pounds)
Contracts on provisional sales
2024 settlements	1,535	2	20,834	14,661	$31.46	$2,673	$1.40	$0.97
Contracts on forecasted sales
2024 settlements	—	—	59,194	47,840	N/A	N/A	$1.39	$0.99
2025 settlements	—	—	6,283	52,911	N/A	N/A	$1.41	$1.03
The following tables summarize the quantities of metals hedged under Collars at December 31, 2025:

Settlement Period	Production Protected		Average strike price per silver ounce		Average strike price per gold ounce
	Silver (ounces)	Gold (ounces)	Minimum ($)	Maximum ($)	Minimum ($)	Maximum ($)
Contracts on provisional sales
2026 settlements	2,120	—	49.78	63.43	N/A	N/A
Contracts on forecasted sales
2026 settlements	800	4	34.29	55.70	3,000	4,840

The following table summarizes the quantities of metals for which we have entered into put contracts and the average exercise prices as of December 31, 2025:

Settlement Period	Production Protected	Strike price per ounce
	Silver (ounces in 000's)	($)
Contracts on forecasted sales
2026 settlements	9,672	50.00

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location

We recorded the following balances for the fair value of the forward metals, Collars and put contracts as of March 31, 2026 and December 31, 2025 (in millions):

	March 31,	December 31,
Balance sheet line item:	2026	2025
Other current assets	$16.2	$8.6
Other non-current assets	0.2	7.2
Other current liabilities	(13.8)	(36.4)
Other non-current liabilities	(1.5)	(1.9)

At December 31, 2025 and 2024, we recorded the following balances for the fair value of derivative contracts held at that time (in millions):

	December 31, 2025			December 31, 2024
Balance sheet line item:	Contracts in an asset position	Contracts in a liability position	Net asset (liability)	Contracts in an asset position	Contracts in a liability position	Net asset (liability)
Other current assets	$8.6	$—	$8.6	$11.5	$—	$11.5
Other non-current assets	7.2	—	7.2	6.6	—	6.6
Current derivatives liability	—	(36.4)	(36.4)	—	—	—
Other non-current liability	—	(1.9)	(1.9)	—	—	—